QUARTERLY FINANCIAL INFORMATION (UNAUDITED) - Summary of Quarterly Disclosure Cash Flow Statement (Details) - USD ($)	3 Months Ended				6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss				$ (3,160,911)		$ (20,006,348)	$ (10,096,571)	$ (15,642,548)	$ (1,951,280)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on cash and marketable securities held in Trust Account	$ (3,599,285)	$ (1,326,957)	$ (395,996)	(29,531)	$ (425,527)	(10,404,747)	(1,752,484)	(4,257,469)	(7,098)
Increase (Decrease) in Operating Capital [Abstract]
Accrued expenses				2,434,635		28,307,260	10,224,497	17,026,986	1,027,926
Income taxes payable								979,475	0
Prepaid insurance				59,419		168,350	178,255	237,673	(406,023)
Franchise tax payable				50,000		232,500	150,000	200,000	200,000
Net cash used in operating activities				(646,388)		(1,702,985)	(1,296,303)	(1,455,883)	(1,136,475)
Cash flows from investing activities:
Investment of cash in Trust Account								(2,875,000)	(293,250,000)
Net cash used in investing activities						3,539,525		(2,816,084)	(293,250,000)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Proceeds from working capital loan				300,000		1,746,333	581,700	500,835	0
Proceeds From Related Party Advances				60,150		(491,250)	387,884	625,700	22,394
Proceeds from Sponsor note						500,000	2,875,000	2,875,000	223,557
Net cash provided by financing activities				360,150		1,448,058	3,844,584	3,942,619	294,714,206
Net change in cash				(286,238)		3,284,598	(326,719)	(326,742)	327,731
Cash at beginning of period			41,493	327,731	327,731	989	327,731	327,731	0
Cash at end of period	$ 3,285,587	1,012		41,493		3,285,587	1,012	989	327,731
Non-cash investing and financing activities:
Remeasurement of Class A common stock				0		$ 7,484,754	3,927,323	5,760,092	0
As Restated [Member]
Cash flows from operating activities:
Net loss				(3,160,911)	(6,277,860)		(10,096,571)	(15,642,548)	(1,951,280)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on cash and marketable securities held in Trust Account					(425,527)		(1,752,484)
Increase (Decrease) in Operating Capital [Abstract]
Accrued expenses				2,434,635	5,553,354		9,867,238	17,026,986	1,027,926
Income taxes payable					33,614		357,259
Prepaid insurance					118,837		178,255
Franchise tax payable					100,000		150,000
Net cash used in operating activities				(646,388)	(897,582)		(1,296,303)		(1,136,475)
Cash flows from investing activities:
Investment of cash in Trust Account							(2,875,000)
Net cash used in investing activities							(2,875,000)
Net Cash Provided by (Used in) Financing Activities [Abstract]
Proceeds from working capital loan					451,700		581,700
Proceeds From Related Party Advances				60,150	121,120		387,884	503,441	22,394
Proceeds from Sponsor note							2,875,000
Net cash provided by financing activities				360,150	572,820		3,844,584	3,945,225	294,714,206
Net change in cash					(324,762)		(326,719)
Cash at beginning of period		2,969		$ 327,731	327,731		327,731	$ 327,731
Cash at end of period		$ 1,012	$ 2,969		2,969		1,012		$ 327,731
Non-cash investing and financing activities:
Remeasurement of Class A common stock					$ 99,011		$ 328,312